Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 119,638	$ 1,248,191	$ 124,489
Prepaid expenses and other current assets, net	271,431	502,330	201,443
Total current assets	416,069	1,775,521	350,932
Property, plant and equipment
Helium and CO2 properties, net (full cost method)	12,387,165	12,348,505
Other property, plant and equipment, net	1,812,006	1,854,496	38,213
Total property, plant and equipment, net	14,199,171	14,203,001	12,400,659
Other non-current assets
Right-of-use assets – operating leases	946,654	1,023,497	162,687
Other long-term assets, net	8,984	192,103	43,939
Total assets	15,570,878	17,194,122	12,958,217
Current liabilities
Accounts payable	2,137,537	1,698,364	1,238,711
Notes payable			19,280,887
Notes payable, fair value option	18,014,033	20,082,880
Interest expense payable	3,120,427	146,667	1,804,477
Derivative liabilities	2,774,918	2,882,692	185,011
Short-term loan	335,000
Accrued expenses and other current liabilities	745,018	542,623	127,353
Operating lease liabilities – current	182,314	161,524	58,259
Total current liabilities	27,309,247	25,514,750	22,694,698
Long-term liabilities
Asset retirement obligations	781,410	758,373	714,315
Operating lease liabilities	767,039	865,113	113,307
Total long-term liabilities	1,548,449	1,623,486	827,622
Total liabilities	28,857,696	27,138,236	23,522,320
Stockholders’ deficit
Common stock value	81,072	80,744	65,829
Additional paid-in capital	34,978,327	34,238,016	21,885,539
Accumulated deficit	(48,346,217)	(44,262,874)	(32,515,471)
Total stockholders’ deficit	(13,286,818)	(9,944,114)	(10,564,103)
Total liabilities and stockholders’ deficit	15,570,878	17,194,122	12,958,217
Related Party
Current assets
Related party note receivable	$ 25,000	25,000	25,000
Previously Reported [Member]
Property, plant and equipment
Helium and CO2 properties, net (full cost method)		14,175,210	12,362,446
Other property, plant and equipment, net		$ 27,791	$ 38,213